UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment 		[   ];	Amendment Number:
This Amendment (check only one.):	[   ]	is a restatement.
					[   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		TrueNorth, Inc.
Address:	8200 E 32nd St N Ste 100
		Wichita, KS  67226

13F File Number:  028-13377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Margaret E. Hornbeck
Title:		Senior Vice President & Chief Compliance Officer
Phone:		316-266-6573

Signature,		    Place,		and Date of Signing:

Margaret E. Hornbeck	    Wichita, KS		July 7, 2009

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      85
Form 13F Information Table Value Total:	$101,829 (thousands)

List of Other Included Managers:
NONE

                                       TITLE OF                 VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER   VOTING   AUTHORITY
          NAME OF ISSUER                 CLASS        CUSIP     (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE  SHARED  NONE
          --------------               --------       -----     -------- ------- --- ---- -------  --------   ----  ------  ----
Noble Corp                         SHS               G65422100      491   16,230 SH      SOLE                15,470       0   760
AT&T Inc.                          COM               00206R102     1607   64,693 SH      SOLE                62,453       0  2240
Amazon Com Inc                     COM                23135106      864   10,330 SH      SOLE                 9,790       0   540
Apache Corp                        COM                37411105      279    3,867 SH      SOLE                 3,687       0   180
Apple Inc                          COM                37833100     1452   10,195 SH      SOLE                 9,815       0   380
Auto Data Processing               COM                53015103     1052   29,690 SH      SOLE                28,230       0  1460
BP PLC ADR                         SPONSORED ADR      55622104     1265   26,525 SH      SOLE                26,525       0     0
Bank Of America Corporation        COM                60505104      670   50,737 SH      SOLE                50,737       0     0
Barrick Gold Corp                  COM                67901108      453   13,510 SH      SOLE                13,510       0     0
Baxter Intl Inc                    COM                71813109      962   18,173 SH      SOLE                17,173       0  1000
Berkshire Hathaway Inc Cl B        CL B               84670207     1112      384 SH      SOLE                   362       0    22
BHP Billiton Ltd Spon ADR          SPONSORED ADR      88606108      878   16,050 SH      SOLE                16,050       0     0
Bristol Myers Squibb Co            COM               110122108     1046   51,510 SH      SOLE                49,130       0  2380
Burlingtn Northern Santa Fe C      COM               12189T104     1881   25,580 SH      SOLE                24,440       0  1140
CVS Caremark Corporation           COM               126650100     1167   36,630 SH      SOLE                34,810       0  1820
Canadian Natural Res Ltd           COM               136385101      600   11,440 SH      SOLE                11,440       0     0
Chevron Corp New                   COM               166764100     1175   17,733 SH      SOLE                16,953       0   780
Claymore/BNY BRIC ETF              BNY BRI&C PTF     18383M100     1409   43,870 SH      SOLE                43,870       0     0
Coca Cola Company                  COM               191216100      262    5,450 SH      SOLE                 5,090       0   360
Conocophillips                     COM               20825C104      982   23,347 SH      SOLE                22,577       0   770
Costco Whsl Corp New               COM               22160K105      277    6,060 SH      SOLE                 5,840       0   220
Deere & Company                    COM               244199105      299    7,488 SH      SOLE                 7,488       0     0
Disney Walt Co                     COM               254687106     1160   49,708 SH      SOLE                47,628       0  2080
Encana Corp                        COM               292505104      708   14,320 SH      SOLE                14,320       0     0
Exelon Corporation                 COM               30161N101     1140   22,260 SH      SOLE                21,940       0   320
Exxon Mobil Corporation            COM               30231G102     2638   37,741 SH      SOLE                37,741       0     0
Flir Systems Inc                   COM               302445101      320   14,170 SH      SOLE                13,670       0   500
FPL Group Incorporated             COM               302571104      657   11,560 SH      SOLE                10,950       0   610
Freeport-McMoRan Copper & Gold     COM               35671D857     1225   24,455 SH      SOLE                23,555       0   900
General Dynamics Corp              COM               369550108     1228   22,173 SH      SOLE                20,973       0  1200
General Electric Company           COM               369604103     9240   78,871 SH      SOLE                75,431       0  3440
Genzyme Corp Genl                  COM               372917104      267    4,800 SH      SOLE                 4,550       0   250
Gilead Sciences Inc                COM               375558103      902   19,260 SH      SOLE                18,560       0   700
Goldcorp Inc New                   COM               380956409      778   22,400 SH      SOLE                22,400       0     0
Google Inc Class A                 CL A              38259P508      826    1,959 SH      SOLE                 1,854       0   105
Hewlett-Packard Company            COM               428236103     1203   31,120 SH      SOLE                29,460       0  1660
Honeywell Intl Inc                 COM               438516106     1170   37,270 SH      SOLE                35,170       0  2100
International Business Machine     COM               459200101     1595   15,279 SH      SOLE                14,759       0   520
iShares Tr MSCI Brazil Index F     MSCI BRAZIL       464286400     3604   68,035 SH      SOLE                68,035       0     0
iShares MSCI Canada Index Fd       MSCI CDA INDEX    464286509     2185  101,995 SH      SOLE                101,99       0     0
iShares MSCI Chile                 MSCI CHILE INVES  464286640     1407   31,065 SH      SOLE                31,065       0     0
iShares MSCI Taiwan Index Fd       MSCI Taiwan       464286731      505   50,080 SH      SOLE                50,080       0     0
iShares MSCI South Africa          MSCI STH AFRCA    464286780     2109   44,610 SH      SOLE                44,610       0     0
iShares MSCI Malaysia              MSCI MALAYSIA     464286830      856   96,185 SH      SOLE                96,185       0     0
iShares Tr DJ Sel Div Inx          DJ SEL DIV INX    464287168     1868   52,818 SH      SOLE                44,708       0  8110
iShares Tr Barclays TIPS Bd Fd     BARCLYS TIPS BD   464287176     6588   64,821 SH      SOLE                64,821       0     0
iShares FTSE China 25 Index Fu     FTSE XNHUA IDX    464287184     4230  110,230 SH      SOLE                110,23       0     0
iShares Tr MSCI Emerging Mkts      MSCI EMERG MKT    464287234     1001   31,050 SH      SOLE                31,050       0     0
iShares Tr IBOXX Corp Bond Fd      IBOXX INV CPBD    464287242     3408   33,989 SH      SOLE                33,989       0     0
iShares Semiconductor              S&P NA SEMICND    464287523      559   15,240 SH      SOLE                14,440       0   800
iShares Tr Russell 1000 Index      RUSSELL 1000      464287622     1099   21,698 SH      SOLE                21,698       0     0
iShares Tr Russell  3000 Index     RUSSELL 3000      464287689     1424   26,436 SH      SOLE                23,096       0  3340
iShares Tr Barclays MBS Bond F     BARCLYS MBS BD    464288588      674    6,400 SH      SOLE                 6,400       0     0
Johnson & Johnson                  COM               478160104     2052   36,127 SH      SOLE                34,487       0  1640
Kimberly Clark Corp                COM               494368103      423    8,061 SH      SOLE                 7,541       0   520
Mastercard Inc Cl A                CL A              57636Q104      261    1,559 SH      SOLE                 1,479       0    80
McDonalds Corp                     COM               580135101     1837   31,953 SH      SOLE                30,493       0  1460
Monsanto Co New                    COM               61166W101      502    6,748 SH      SOLE                 6,428       0   320
Nike Inc Cl B                      CL B              654106103     1187   22,915 SH      SOLE                21,795       0  1120
Northern Trust Corp                COM               665859104      274    5,100 SH      SOLE                 4,820       0   280
OGE Energy Corp Hldg Co            COM               670837103      241    8,500 SH      SOLE                 8,500       0     0
Panera Bread Co Cl A               CL A              69840W108      387    7,770 SH      SOLE                 7,370       0   400
Pepsico Incorporated               COM               713448108      762   13,862 SH      SOLE                13,302       0   560
Petrobras Brasileiro Sa Petro      SPONSORED ADR     71654V408      952   23,240 SH      SOLE                23,240       0     0
Pfizer Incorporated                COM               717081103     1018   67,865 SH      SOLE                64,485       0  3380
Powershares Nasdaq 100 Shares      UNIT SER 1        73935A104     2950   81,093 SH      SOLE                77,183       0  3910
Procter & Gamble Co                COM               742718109     1357   26,554 SH      SOLE                25,354       0  1200
Qualcomm Inc                       COM               747525103     1835   40,590 SH      SOLE                38,490       0  2100
Qwest Communications Intl Inc      COM               749121109       62   15,000 SH      SOLE                15,000       0     0
Rayonier Inc                       COM               754907103      201    5,530 SH      SOLE                 5,530       0     0
Research In Motion Ltd             COM               760975102      864   12,150 SH      SOLE                12,150       0     0
SPDR S&P Retail ETF                S&P RETAIL ETF    78464A714      682   24,610 SH      SOLE                22,830       0  1780
SPDR KBW Capital Markets ETF       SPDR KBW CAP ETF  78464A771      880   26,350 SH      SOLE                24,730       0  1620
KBW Bank ETF                       SPDR KBW BK ETF   78464A797     2400  132,947 SH      SOLE                124,92       0  8020
Select Sector Materials SPDR       SBI MATERIALS     81369Y100      860   33,330 SH      SOLE                30,630       0  2700
Select Sector Technology SPDR      SBI INT-TECH      81369Y803     1609   88,380 SH      SOLE                81,880       0  6500
Southwestern Energy Co             COM               845467109      655   16,860 SH      SOLE                15,960       0   900
Templeton Global Income Fd Inc     COM               880198106     2292  266,557 SH      SOLE                266,55       0     0
Teva Pharm Inds Ltd ADR            ADR               881624209     1465   29,690 SH      SOLE                29,690       0     0
Travelers Companies Inc            COM               89417E109     1157   28,190 SH      SOLE                26,700       0  1490
UMB Financial Corp                 COM               902788108      684   18,000 SH      SOLE                18,000       0     0
United Technologies Corp           COM               913017109      938   18,055 SH      SOLE                17,065       0   990
V F Corp                           COM               918204108     1162   20,995 SH      SOLE                19,955       0  1040
Verizon Communications Inc         COM               92343V104      811   26,387 SH      SOLE                25,287       0  1100
Wal-Mart Stores Inc                COM               931142103      626   12,920 SH      SOLE                12,400       0   520